Class A, C, I, Y, Z Prospectus | Dreyfus High Yield Municipal Bond Fund
Dreyfus High Yield Municipal Bond Fund
May 1, 2017 DREYFUS MUNICIPAL FUNDS, INC. - DREYFUS HIGH YIELD MUNICIPAL BOND FUND (Class A, C, I, Y and Z Shares) Supplement to Summary and Statutory Prospectuses Dated December 30, 2016

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary - Fees and Expenses” in the fund’s statutory prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, I, Y, Z Prospectus - Dreyfus High Yield Municipal Bond Fund	Class A		Class C	Class I Shares	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
Maximum redemption fee (as a percentage of transaction amount charged only when selling shares you have owned for less than 60 days)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, I, Y, Z Prospectus - Dreyfus High Yield Municipal Bond Fund		Class A	Class C	Class I Shares	Class Y	Class Z
Management fees	[1]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) fees		none	0.75%	none	none	0.15%
Other expenses (including shareholder services fees)		0.43%	0.45%	0.20%	0.16%	0.18%
Total annual fund operating expenses		0.93%	1.70%	0.70%	0.66%	0.83%
Fee waiver and/or expense reimbursement	[2]	(0.06%)	(0.08%)	(0.08%)	(0.04%)	(0.06%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.87%	1.62%	0.62%	0.62%	0.77%
[1]	Restated to reflect current management fee.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until December 31, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of Class A, C, I, Y and Z shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .62%. On or after December 31, 2017, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, C, I, Y, Z Prospectus - Dreyfus High Yield Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	535	727	936	1,536
Class C	265	528	915	2,002
Class I Shares	63	216	382	863
Class Y	63	207	364	819
Class Z	79	259	455	1,020

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Class A, C, I, Y, Z Prospectus - Dreyfus High Yield Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	535	727	936	1,536
Class C	165	528	915	2,002
Class I Shares	63	216	382	863
Class Y	63	207	364	819
Class Z	79	259	455	1,020